UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	November 12, 2010

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $1,463,420 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGF Management Ltd - CL B      COM              001092105     7606   487230 SH       DEFINED 01                975   486255
Alere Inc.                     COM              01449J105    36051  1165552 SH       DEFINED 01              97950  1067602
Ameristar Casinos Inc.         COM              03070Q101    10917   625602 SH       DEFINED 01                      625602
AutoNation Inc.                COM              05329W102    21627   930199 SH       DEFINED 01                      930199
Avid Technology Inc.           COM              05367P100    21601  1647707 SH       DEFINED 01              11400  1636307
Bank of Hawaii Corp.           COM              062540109    16300   362877 SH       DEFINED 01               2200   360677
Berkshire Hills Bancorp Inc.   COM              084680107     1136    59924 SH       DEFINED 01                       59924
Bio-Rad Laboratories Inc. CL A COM              090572207     3922    43332 SH       DEFINED 01                       43332
Black Hills Corp.              COM              092113109    17556   562687 SH       DEFINED 01              17600   545087
Boyd Gaming Corp.              COM              103304101     8321  1147702 SH       DEFINED 01                     1147702
Broadridge Financial Solutions COM              11133T103     6345   277450 SH       DEFINED 01                      277450
Brookline Bancorp Inc.         COM              11373M107     2387   239218 SH       DEFINED 01                      239218
CA, Inc.                       COM              12673P105   101778  4819012 SH       DEFINED 01             316407  4502605
CapitalSource Inc.             COM              14055X102     1654   309701 SH       DEFINED 01             309701
Consolidated Graphics Inc      COM              209341106     1664    40134 SH       DEFINED 01                       40134
CoreLogic Inc.                 COM              21871D103    19482  1016781 SH       DEFINED 01              25625   991156
Covidien plc                   COM              G2554F105    28471   708417 SH       DEFINED 01              21700   686717
Cymer Inc                      COM              232572107     9304   250922 SH       DEFINED 01                      250922
DHT Holdings, Inc.             COM              Y2065G105     1560   377754 SH       DEFINED 01             377754
Dover Downs Gaming & Entmt.    COM              260095104     6135  1804517 SH       DEFINED 01                     1804517
Dundee Corp. CL A              COM              264901109    24482  1847923 SH       DEFINED 01              67500  1780423
EZCorp, Inc.                   COM              302301106    28141  1404257 SH       DEFINED 01              49150  1355107
Eastman Kodak Co.              COM              277461109    17146  4082468 SH       DEFINED 01             314245  3768223
Electro Rent Corp.             COM              285218103     8453   636552 SH       DEFINED 01             196098   440454
First American Financial Corp. COM              31847R102    20471  1370191 SH       DEFINED 01              40250  1329941
First Defiance Financial Corp. COM              32006W106      773    76826 SH       DEFINED 01                       76826
First Financial Holdings Inc.  COM              320239106     3824   343281 SH       DEFINED 01                      343281
Forest City Enterprises Inc. C COM              345550107     1627   126850 SH       DEFINED 01                      126850
Glacier Bancorp Inc.           COM              37637Q105     3572   244881 SH       DEFINED 01                      244881
Golar LNG Limited              COM              G9456A100    20904  1669678 SH       DEFINED 01             207700  1461978
H&R Block, Inc.                COM              093671105    24362  1881238 SH       DEFINED 01              58600  1822638
Health Management Assoc. Inc.  COM              421933102    39862  5203935 SH       DEFINED 01             411138  4792797
Hewlett-Packard Co.            COM              428236103    59803  1421508 SH       DEFINED 01              81226  1340282
IShares S&P 500 Value          COM              464287408      205     3775 SH       DEFINED 01                        3775
Imation Corp.                  COM              45245A107    16566  1775597 SH       DEFINED 01                     1775597
Independent Bank Corp.-MA      COM              453836108     4726   209880 SH       DEFINED 01               1300   208580
International Business Machine COM              459200101     2229    16619 SH       DEFINED 01                       16619
International Game Technology  COM              459902102    36311  2512839 SH       DEFINED 01              88100  2424739
John Wiley & Sons Inc. CL A    COM              968223206    27460   672039 SH       DEFINED 01              16675   655364
Marcus Corp.                   COM              566330106    13350  1126556 SH       DEFINED 01              50687  1075869
Mentor Graphics Corp.          COM              587200106    49173  4652137 SH       DEFINED 01             576607  4075530
Mine Safety Appliances Co.     COM              602720104    22295   822680 SH       DEFINED 01              35050   787630
Motorola, Inc.                 COM              620076109    67582  7922816 SH       DEFINED 01             677577  7245239
National Financial Partners Co COM              63607p208     3252   256643 SH       DEFINED 01                      256643
National Fuel Gas Co.          COM              636180101     8639   166740 SH       DEFINED 01               9800   156940
Newport Corp.                  COM              651824104     7642   673911 SH       DEFINED 01                      673911
Noble Corporation              COM              H5833N103     7203   213175 SH       DEFINED 01               5950   207225
Northern Trust Corp.           COM              665859104    20865   432519 SH       DEFINED 01              17350   415169
Novellus Systems Inc.          COM              670008101    49495  1862124 SH       DEFINED 01             109365  1752759
OceanFirst Financial Corp.     COM              675234108     1272   103662 SH       DEFINED 01               4300    99362
Oppenheimer Holdings Inc.      COM              683797104    19378   693307 SH       DEFINED 01              49900   643407
Pope Resources LP              COM              732857107     6039   222852 SH       DEFINED 01              44477   178375
Progress Software Corp.        COM              743312100     7601   229644 SH       DEFINED 01                      229644
Provident New York Bancorp     COM              744028101     1150   137110 SH       DEFINED 01                      137110
Qualcomm Inc.                  COM              747525103    42712   946377 SH       DEFINED 01              88625   857752
Quantum Corp.                  COM              747906204    50081 23623339 SH       DEFINED 01            2615940 21007399
Quest Software                 COM              74834T103     1037    42153 SH       DEFINED 01              42153
Raymond James Financial Inc.   COM              754730109    41515  1638976 SH       DEFINED 01              51775  1587201
Russell 2000 Value Index I sha COM              464287630      234     3775 SH       DEFINED 01                        3775
Schweitzer-Mauduit Internation COM              808541106     1665    28550 SH       DEFINED 01                       28550
Sprint Nextel Corporation      COM              852061100    31823  6873216 SH       DEFINED 01             396898  6476318
Suffolk Bancorp                COM              864739107     3209   126754 SH       DEFINED 01               2325   124429
Sun Bancorp Inc.-NJ            COM              86663B102      284    55627 SH       DEFINED 01                       55627
Swift Energy Company           COM              870738101    15590   555196 SH       DEFINED 01              13900   541296
Symantec Corp.                 COM              871503108    66209  4376007 SH       DEFINED 01             410593  3965414
TF Financial Corp.             COM              872391107      758    36714 SH       DEFINED 01                       36714
Tibco Software Inc.            COM              88632Q103    16128   909139 SH       DEFINED 01              64914   844225
Triumph Group Inc.             COM              896818101    12018   161116 SH       DEFINED 01              15650   145466
Tutor Perini Corp.             COM              901109108     4364   217236 SH       DEFINED 01                      217236
UTi Worldwide Inc.             COM              G87210103    16402  1020033 SH       DEFINED 01              19400  1000633
Ultra Petroleum Corp.          COM              903914109    31169   742467 SH       DEFINED 01              22150   720317
Universal Health Services Inc. COM              913903100    62162  1599633 SH       DEFINED 01             100872  1498761
Valeant Pharmaceuticals Intern COM              91911K102    37642  1502662 SH       DEFINED 01              45650  1457012
WSFS Financial Corp.           COM              929328102     2664    71011 SH       DEFINED 01                       71011
Wal-Mart Stores, Inc.          COM              931142103    30209   564438 SH       DEFINED 01               6300   558138
Willis Group Holdings PLC      COM              G96666105    19888   645293 SH       DEFINED 01              18225   627068
Zimmer Holdings Inc            COM              98956P102    25535   487957 SH       DEFINED 01              14550   473407
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      452     2054 SH       DEFINED 01               2054